Vessels (Details)	12 Months Ended			1 Months Ended	2 Months Ended	4 Months Ended		8 Months Ended		10 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	7 Months Ended			8 Months Ended	10 Months Ended	3 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 06, 2013 Tulip USD ($)	Feb. 26, 2013 Aeolos USD ($)	Apr. 24, 2013 Ellen USD ($)	Apr. 24, 2013 Ellen EUR (€)	Aug. 23, 2013 Elbe USD ($)	Aug. 23, 2013 Elbe EUR (€)	Oct. 29, 2013 Steidamm USD ($)	Oct. 29, 2013 Steidamm EUR (€)	Dec. 23, 2013 Vigo USD ($)	Dec. 23, 2013 Vigo EUR (€)	Apr. 01, 2014 Aegean Flower USD ($)	Dec. 31, 2014 Elveba (renamed "New Jersey")	Mar. 25, 2014 Elveba (renamed "New Jersey") USD ($)	Mar. 25, 2014 Elveba (renamed "New Jersey") EUR (€)	Mar. 28, 2014 Aegean X USD ($)	Jul. 03, 2014 Aegean XI USD ($)	Aug. 05, 2014 Aegean XII USD ($)	Aug. 15, 2014 PT36 USD ($)	Aug. 15, 2014 PT36 CAD	Sep. 05, 2014 Leader USD ($)	Nov. 07, 2014 Aegean Daisy USD ($)	Dec. 31, 2014 Motor launch located in Fujairah USD ($)	Dec. 31, 2014 Secured Debt USD ($)
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels	$ 16,156,000	$ 8,328,000	$ 8,932,000	$ 1,683,000	$ 6,125,000	$ 182,000	€ 140,000	$ 100,000	€ 75,000	$ 238,000	€ 175,000	$ 103,000	€ 75,000	$ 2,000,000				$ 1,700,000	$ 2,400,000	$ 900,000	$ 399,000	450,000	$ 7,298,000	$ 1,459,000
Gain/(loss) on sale of vessel	(12,864,000)	(4,312,000)	(5,966,000)	(634,000)	(2,634,000)	(512,000)		(37,000)		(289,000)		(206,000)						493,000	658,000	(4,963,000)	230,000		(9,695,000)	413,000
Vessel's carrying value	381,192,000	421,529,000		1,977,000	8,759,000	313,000		137,000		527,000		309,000						460,000	728,000	5,693,000	164,000		16,330,000	676,000		352,817,000
Unamortized dry-docking costs				340,000		381,000												747,000	1,014,000	170,000	5,000		663,000	370,000
Vessel capacity in DWT										1,634	1,634	1,319	1,319	6,523	4,100				11,050	3,680	3,730	3,730	83,890	4,935
Vessel impairment charge	4,062,000	0	0											4,062,000
Year Built															2006
Cash paid for vessel acquisitions																7,587,000	5,500,000								199,000
Estimated useful life extension																									5 years
Vessel carrying value including drydocking costs																			1,742,000
Capitalized expenses	$ 46,777,000	$ 50,456,000